Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018	Apr. 16, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2014
C000057076
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 13,313	$ 12,485	$ 11,304	$ 12,105	$ 11,410	$ 11,046	$ 10,009			$ 10,297	$ 9,630	$ 9,218		$ 9,450
C000057077
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 12,933	12,204	11,151	12,020	11,414	11,142	10,158			10,537	9,931	9,583		9,900
C000201773
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 13,196	12,314	11,121	11,851	11,130	10,741	9,683		$ 10,000
C000066743
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,729	12,903	11,719	12,572	11,891	11,537	10,482			10,821	10,138	9,729		10,000
C000161524
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,493	13,536	12,223	13,027	12,246	11,806	10,654			10,922	10,174	9,702	$ 10,000
C000057078
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,462,387	1,366,206	1,232,704	1,315,165	1,235,128	1,192,094	1,074,830			1,102,051	1,025,545	978,200		1,000,000
C000066744
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 14,453	13,516	12,212	13,043	12,264	11,843	10,703			10,986	10,243	9,777		10,000
C000043358
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 8,293	7,861	8,730	7,567	5,688	7,408	6,369			7,508	7,223	6,453		9,550
C000043359
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 7,972	7,616	8,517	7,438	5,633	7,395	6,400			7,605	7,372	6,638		9,900
C000201770
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 10,865	10,261	11,366	9,812	7,352	9,536	8,169		10,000
C000058992
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 8,431	8,009	8,918	7,750	5,839	7,625	6,567			7,762	7,493	6,712		10,000
C000161523
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,434	9,855	10,915	9,423	7,061	9,167	7,844			9,224	8,844	7,877	10,000
C000043360
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 896,163	846,395	936,796	809,327	606,147	787,408	674,324			792,297	759,778	676,200		1,000,000
C000058993
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 8,918	8,432	9,346	8,072	6,054	7,867	6,740			7,926	7,615	6,785		10,000
C000025591
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 22,085	18,820	15,655	19,401	16,158	14,275	11,360			12,822	10,179	9,528		9,450
C000025593
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 21,482	18,450	15,456	19,299	16,192	14,414	11,557			13,139	10,505	9,913		9,900
C000201786
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 17,349	14,734	12,206	15,069	12,501	11,004	8,720		10,000
C000058975
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 22,797	19,486	16,245	20,178	16,848	14,921	11,902			13,469	10,715	10,061		10,000
C000161534
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 23,051	19,575	16,223	20,026	16,612	14,622	11,592			13,025	10,293	9,607	10,000
C000025589
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,428,587	2,062,494	1,709,485	2,109,955	1,751,000	1,541,373	1,221,567			1,373,627	1,086,043	1,013,100		1,000,000
C000058976
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 23,967	20,375	16,906	20,892	17,358	15,296	12,142			13,671	10,820	10,111		10,000
C000025590
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 23,097	19,718	16,419	20,369	16,988	15,023	11,971			13,524	10,751	10,078		10,000
C000050447
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,344	12,665	10,926	12,179	11,180	11,077	9,681			11,171	9,056	8,996		9,450
C000050448
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,977	12,378	10,765	12,094	11,175	11,155	9,825			11,426	9,327	9,347		9,900
C000201772
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,154	11,398	9,814	10,901	9,967	9,835	8,565		10,000
C000200309
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,301	11,548	9,941	11,044	10,097	9,963	8,675	$ 10,000
C000050446
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,351,833	1,381,536	1,189,441	1,321,455	1,208,132	1,193,924	1,039,822			1,194,649	964,593	955,800		1,000,000
C000091966
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,350	13,671	11,773	13,094	11,996	11,854	10,334			11,891	9,623	9,531		10,000
C000025508
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 25,406	20,845	17,222	20,223	16,519	14,534	11,662			12,491	10,877	9,647		9,450
C000025509
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 24,681	20,405	16,987	20,098	16,544	14,659	11,849			12,793	11,223	10,025		9,900
C000201766
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 20,740	16,970	13,974	16,361	13,309	11,665	9,327		10,000
C000200306
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,197	17,330	14,280	16,708	13,600	11,911	9,522	10,000
C000025507
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,788,304	2,280,262	1,879,233	2,198,705	1,790,185	1,568,137	1,253,908			1,337,930	1,160,289	1,024,900		1,000,000
C000091963
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 27,547	22,547	18,598	21,778	17,737	15,567	12,454			13,315	11,560	10,234		10,000
C000025449
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 14,561	13,455	12,006	13,975	12,996	11,736	10,184			10,939	9,838	9,365		9,450
C000025451
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 14,136	13,167	11,837	13,876	13,001	11,827	10,347			11,196	10,150	9,737		9,900
C000201783
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 13,656	12,572	11,176	12,958	12,004	10,797	9,333		10,000
C000058959
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,050	13,939	12,471	14,552	13,559	12,280	10,684			11,496	10,375	9,877		10,000
C000161531
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,765	14,516	12,917	14,960	13,852	12,469	10,777			11,529	10,336	9,799	10,000
C000025447
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,598,677	1,473,163	1,309,711	1,517,450	1,405,958	1,265,716	1,094,153			1,170,593	1,048,636	995,100		1,000,000
C000058960
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 15,781	14,552	12,956	15,029	13,948	12,566	10,880			11,650	10,457	9,927		10,000
C000025448
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 15,324	14,189	12,676	14,770	13,747	12,435	10,814			11,620	10,464	9,901		10,000
C000025513
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 16,945	15,246	13,292	15,730	14,011	12,473	10,517			11,550	9,940	9,399		9,450
C000025515
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 16,468	14,928	13,109	15,636	14,031	12,586	10,686			11,823	10,253	9,777		9,900
C000201784
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 14,955	13,403	11,638	13,722	12,180	10,804	9,071		10,000
C000058961
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 17,493	15,771	13,787	16,361	14,616	13,040	11,023			12,127	10,469	9,931		10,000
C000161532
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,115	16,235	14,108	16,631	14,758	13,090	10,991			12,026	10,305	9,713	10,000
C000025511
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,862,007	1,669,064	1,449,595	1,709,226	1,517,424	1,346,189	1,129,637			1,236,333	1,060,320	998,700		1,000,000
C000058962
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 18,383	16,502	14,348	16,940	15,060	13,366	11,240			12,309	10,575	9,971		10,000
C000025512
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 17,734	15,974	13,941	16,518	14,744	13,140	11,088			12,184	10,501	9,944		10,000
C000025579
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 19,500	17,089	14,565	17,578	15,083	13,231	10,824			12,159	10,047	9,442		9,450
C000025581
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 18,961	16,739	14,372	17,476	15,109	13,354	11,008			12,448	10,367	9,819		9,900
C000201785
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 16,336	14,265	12,107	14,560	12,441	10,874	8,861		10,000
C000058973
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 20,144	17,693	15,113	18,293	15,728	13,839	11,345			12,773	10,585	9,969		10,000
C000161533
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,609	17,985	15,273	18,368	15,696	13,722	11,181			12,500	10,287	9,634	10,000
C000025577
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,144,026	1,872,185	1,588,886	1,911,327	1,633,194	1,428,491	1,163,551			1,302,239	1,071,537	1,003,500		1,000,000
C000058974
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 21,183	18,517	15,736	18,941	16,208	14,183	11,578			12,971	10,693	10,020		10,000
C000025578
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 20,392	17,900	15,270	18,457	15,855	13,926	11,406			12,824	10,609	9,983		10,000
Goldman Sachs Index: MSCI World Index (Net, Total Return, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, Total Return, USD)
Account Value	$ 25,814	21,752	17,572	21,466	17,621	15,204	11,909			13,045	10,657	9,913		10,000
Goldman Sachs Index: MSCI World Index (Net, Total Return, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, Total Return, USD)
Account Value	$ 25,814	21,752	17,572	21,466	17,621	15,204	11,909			13,045	10,657	9,913		10,000
Goldman Sachs Index: MSCI World Index (Net, Total Return, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, Total Return, USD)
Account Value	$ 19,554	16,478	13,311	16,261	13,348	11,517	9,021		10,000
Goldman Sachs Index: MSCI World Index (Net, Total Return, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, Total Return, USD)
Account Value	$ 25,814	21,752	17,572	21,466	17,621	15,204	11,909			13,045	10,657	9,913		10,000
Goldman Sachs Index: MSCI World Index (Net, Total Return, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, Total Return, USD)
Account Value	$ 24,707	20,820	16,819	20,546	16,866	14,552	11,398			12,485	10,201	9,488	10,000
Goldman Sachs Index: MSCI World Index (Net, Total Return, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, Total Return, USD)
Account Value	$ 2,581,355	2,175,238	1,757,200	2,146,592	1,762,101	1,520,364	1,190,854			1,304,474	1,065,747	991,300		1,000,000
Goldman Sachs Index: MSCI World Index (Net, Total Return, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, Total Return, USD)
Account Value	$ 25,814	21,752	17,572	21,466	17,621	15,204	11,909			13,045	10,657	9,913		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	27,402	21,697	26,496	20,586	17,386	13,223			13,828	11,351	10,138		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	27,402	21,697	26,496	20,586	17,386	13,223			13,828	11,351	10,138		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 24,338	19,467	15,415	18,824	14,625	12,352	9,394		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	27,402	21,697	26,496	20,586	17,386	13,223			13,828	11,351	10,138		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,149	26,515	20,995	25,638	19,920	16,824	12,795			13,381	10,983	9,810	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,738	2,740,152	2,169,730	2,649,567	2,058,556	1,738,645	1,322,264			1,382,832	1,135,050	1,013,800		1,000,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	27,402	21,697	26,496	20,586	17,386	13,223			13,828	11,351	10,138		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 18,312	15,586	12,754	15,623	13,179	11,337	8,955		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 23,353	19,877	16,266	19,924	16,808	14,458	11,420			12,607	10,169	9,428	10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 2,418,531	2,058,500	1,684,533	2,063,368	1,740,651	1,497,334	1,182,728			1,305,584	1,053,145	976,400		1,000,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,175	10,798			12,526	10,018	9,919		10,000
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,175	10,798			12,526	10,018	9,919		10,000
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Account Value	$ 13,139	12,656	10,703	12,511	11,245	10,429	8,548		10,000
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Account Value	$ 13,157	12,673	10,718	12,529	11,261	10,444	8,560	10,000
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Account Value	$ 1,659,818	1,598,746	1,352,119	1,580,502	1,420,548	1,317,518	1,079,844			1,252,574	1,001,819	991,900		1,000,000
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,175	10,798			12,526	10,018	9,919		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	27,402	21,697	26,496	20,586	17,386	13,223			13,828	11,351	10,138		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	27,402	21,697	26,496	20,586	17,386	13,223			13,828	11,351	10,138		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 24,338	19,467	15,415	18,824	14,625	12,352	9,394		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 24,867	19,890	15,750	19,233	14,943	12,620	9,598	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,738	2,740,152	2,169,730	2,649,567	2,058,556	1,738,645	1,322,264			1,382,832	1,135,050	1,013,800		1,000,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	27,402	21,697	26,496	20,586	17,386	13,223			13,828	11,351	10,138		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 11,295	10,924	10,196	11,484	11,646	11,030	10,193		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,129	11,730	10,948	12,331	12,505	11,844	10,945			10,755	10,439	10,042	10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 1,220,056	1,179,988	1,101,285	1,240,453	1,257,956	1,191,465	1,101,004			1,081,932	1,050,056	1,010,169		1,000,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 18,312	15,586	12,754	15,623	13,179	11,337	8,955		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 23,353	19,877	16,266	19,924	16,808	14,458	11,420			12,607	10,169	9,428	10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 2,418,531	2,058,500	1,684,533	2,063,368	1,740,651	1,497,334	1,182,728			1,305,584	1,053,145	976,400		1,000,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 18,312	15,586	12,754	15,623	13,179	11,337	8,955		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 23,353	19,877	16,266	19,924	16,808	14,458	11,420			12,607	10,169	9,428	10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 2,418,531	2,058,500	1,684,533	2,063,368	1,740,651	1,497,334	1,182,728			1,305,584	1,053,145	976,400		1,000,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	11,320	10,780	10,625	10,620	10,549	10,314			10,124	10,038	10,005		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	11,320	10,780	10,625	10,620	10,549	10,314			10,124	10,038	10,005		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,718	11,134	10,603	10,450	10,445	10,375	10,144		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	11,320	10,780	10,625	10,620	10,549	10,314			10,124	10,038	10,005		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	11,320	10,780	10,625	10,620	10,549	10,314			10,124	10,038	10,005	10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 1,191,430	1,132,000	1,077,993	1,062,481	1,061,950	1,054,882	1,031,367			1,012,434	1,003,802	1,000,500		1,000,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	11,320	10,780	10,625	10,620	10,549	10,314			10,124	10,038	10,005		10,000
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Account Value	$ 11,355	10,775	11,701	10,079	7,930	8,185	7,600			8,564	8,421	7,534		10,000
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Account Value	$ 11,355	10,775	11,701	10,079	7,930	8,185	7,600			8,564	8,421	7,534		10,000
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Account Value	$ 13,071	12,404	13,469	11,602	9,128	9,422	8,749		10,000
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Account Value	$ 11,355	10,775	11,701	10,079	7,930	8,185	7,600			8,564	8,421	7,534		10,000
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Account Value	$ 12,906	12,247	13,299	11,456	9,013	9,303	8,639			9,734	9,571	8,563	10,000
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Account Value	$ 1,135,520	1,077,548	1,170,103	1,007,928	792,957	818,494	760,047			856,390	842,075	753,400		1,000,000
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Account Value	$ 11,355	10,775	11,701	10,079	7,930	8,185	7,600			8,564	8,421	7,534		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value	$ 10,151	10,325	9,767	11,662	12,238	11,208	10,490			10,618	9,887	9,685		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value	$ 10,151	10,325	9,767	11,662	12,238	11,208	10,490			10,618	9,887	9,685		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value	$ 9,427	9,589	9,071	10,831	11,366	10,409	9,742		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value	$ 9,586	9,750	9,223	11,013	11,557	10,584	9,906	10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value	$ 1,015,105	1,032,546	976,725	1,166,218	1,223,822	1,120,780	1,049,030			1,061,770	988,659	968,458		1,000,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Account Value	$ 10,151	10,325	9,767	11,662	12,238	11,208	10,490			10,618	9,887	9,685		10,000
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688			10,687	10,321	10,055		10,000
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688			10,687	10,321	10,055		10,000
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,937	10,802	10,236	11,767	11,951	11,117	10,225		10,000
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,937	10,802	10,236	11,767	11,951	11,117	10,225	$ 10,000
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,143,177	1,129,061	1,069,908	1,229,922	1,249,186	1,161,962	1,068,798			1,068,676	1,032,121	1,005,500		1,000,000
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688			10,687	10,321	10,055		10,000
Goldman Sachs Index: Balanced Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Strategy Composite Index
Account Value	$ 16,493	15,143	13,397	15,559	14,636	13,166	11,404			11,705	10,538	9,984		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: Balanced Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Strategy Composite Index
Account Value	$ 16,493	15,143	13,397	15,559	14,636	13,166	11,404			11,705	10,538	9,984		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: Balanced Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Strategy Composite Index
Account Value	$ 14,087	12,934	11,442	13,289	12,501	11,245	9,740		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 14,039	12,890	11,403	13,244	12,458	11,207	9,707		10,000
Goldman Sachs Index: Balanced Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Strategy Composite Index
Account Value	$ 16,493	15,143	13,397	15,559	14,636	13,166	11,404			11,705	10,538	9,984		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: Balanced Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Strategy Composite Index
Account Value	$ 16,205	14,879	13,163	15,288	14,381	12,936	11,205			11,500	10,354	9,809	10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 23,353	19,877	16,266	19,924	16,808	14,458	11,420			12,607	10,169	9,428	10,000
Goldman Sachs Index: Balanced Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Strategy Composite Index
Account Value	$ 1,649,305	1,514,303	1,339,652	1,555,924	1,463,598	1,316,589	1,140,394			1,170,475	1,053,823	998,365		1,000,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 2,418,531	2,058,500	1,684,533	2,063,368	1,740,651	1,497,334	1,182,728			1,305,584	1,053,145	976,400		1,000,000
Goldman Sachs Index: Balanced Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Strategy Composite Index
Account Value	$ 16,493	15,143	13,397	15,559	14,636	13,166	11,404			11,705	10,538	9,984		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: Balanced Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Strategy Composite Index
Account Value	$ 16,493	15,143	13,397	15,559	14,636	13,166	11,404			11,705	10,538	9,984		10,000
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value	$ 24,185	20,585	16,845	20,634	17,407	14,973	11,827			13,056	10,531	9,764		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Growth and Income Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth and Income Strategy Composite Index
Account Value	$ 18,916	16,929	14,588	17,229	15,622	13,782	11,569			12,153	10,545	9,916		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Growth and Income Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth and Income Strategy Composite Index
Account Value	$ 18,916	16,929	14,588	17,229	15,622	13,782	11,569			12,153	10,545	9,916		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 11,295	10,924	10,196	11,484	11,646	11,030	10,193		10,000
Goldman Sachs Index: Growth and Income Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth and Income Strategy Composite Index
Account Value	$ 15,538	13,906	11,983	14,153	12,832	11,321	9,503		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Growth and Income Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth and Income Strategy Composite Index
Account Value	$ 18,916	16,929	14,588	17,229	15,622	13,782	11,569			12,153	10,545	9,916		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,129	11,730	10,948	12,331	12,505	11,844	10,945			10,755	10,439	10,042	10,000
Goldman Sachs Index: Growth and Income Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth and Income Strategy Composite Index
Account Value	$ 18,478	16,538	14,251	16,831	15,260	13,463	11,301			11,872	10,301	9,687	10,000
Goldman Sachs Index: Growth and Income Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth and Income Strategy Composite Index
Account Value	$ 1,891,560	1,692,921	1,458,809	1,722,947	1,562,151	1,378,204	1,156,913			1,215,316	1,054,461	991,611		1,000,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 1,220,056	1,179,988	1,101,285	1,240,453	1,257,956	1,191,465	1,101,004			1,081,932	1,050,056	1,010,169		1,000,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Growth and Income Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth and Income Strategy Composite Index
Account Value	$ 18,916	16,929	14,588	17,229	15,622	13,782	11,569			12,153	10,545	9,916		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Growth and Income Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth and Income Strategy Composite Index
Account Value	$ 18,916	16,929	14,588	17,229	15,622	13,782	11,569			12,153	10,545	9,916		10,000
Goldman Sachs Index: Growth Strategy Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Strategy Composite Index
Account Value	$ 21,491	18,755	15,747	18,931	16,552	14,386	11,711			12,604	10,542	9,843		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Growth Strategy Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Strategy Composite Index
Account Value	$ 21,491	18,755	15,747	18,931	16,552	14,386	11,711			12,604	10,542	9,843		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Growth Strategy Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Strategy Composite Index
Account Value	$ 16,999	14,835	12,455	14,974	13,092	11,379	9,263		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 11,295	10,924	10,196	11,484	11,646	11,030	10,193		$ 10,000
Goldman Sachs Index: Growth Strategy Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Strategy Composite Index
Account Value	$ 21,491	18,755	15,747	18,931	16,552	14,386	11,711			12,604	10,542	9,843		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Growth Strategy Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Strategy Composite Index
Account Value	$ 20,873	18,216	15,294	18,386	16,076	13,972	11,374			12,242	10,239	9,560	10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,129	11,730	10,948	12,331	12,505	11,844	10,945			10,755	10,439	10,042	$ 10,000
Goldman Sachs Index: Growth Strategy Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Strategy Composite Index
Account Value	$ 2,149,141	1,875,484	1,574,673	1,893,072	1,655,226	1,438,588	1,171,072			1,260,399	1,054,243	984,279		1,000,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 1,220,056	1,179,988	1,101,285	1,240,453	1,257,956	1,191,465	1,101,004			1,081,932	1,050,056	1,010,169		1,000,000
Goldman Sachs Index: Growth Strategy Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Strategy Composite Index
Account Value	$ 21,491	18,755	15,747	18,931	16,552	14,386	11,711			12,604	10,542	9,843		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010			10,819	10,501	10,102		10,000
Goldman Sachs Index: Growth Strategy Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Strategy Composite Index
Account Value	$ 21,491	18,755	15,747	18,931	16,552	14,386	11,711			12,604	10,542	9,843		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,201	$ 11,800	$ 11,013	$ 12,405	$ 12,580	$ 11,915	$ 11,010			$ 10,819	$ 10,501	$ 10,102		$ 10,000